Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P. (“CCRE”)

Société Générale (“SocGen”)

(together with CCRE, the “Loan Sellers”)

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

CastleOak Securities, L.P.

SG Americas Securities, LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: CFCRE 2016-C6 Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are to be included as collateral in the offering of CFCRE 2016-C6 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-C6. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the combined electronic data file provided to us by the Loan Sellers on October 24, 2016 containing data with respect to their respective mortgage loans (“Mortgage Loans”) and related mortgaged properties (“Mortgaged Properties”). A summary of the contents of the Data File is as follow:
Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
CCRE	35	109
SocGen	9	10
CCRE/SocGen	1	1
Total	45	120

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

CFCRE 2016-C6 Mortgage Trust October 24, 2016 Page 2

•	The term “Cut-off Date” means the payment date in November 2016, as provided by the Loan Sellers.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.
•	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Loan Sellers are responsible for the information contained in the Data File.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on the all of Mortgage Loans and all related Mortgaged Properties in the Data File.

We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

CFCRE 2016-C6 Mortgage Trust October 24, 2016 Page 3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Cantor Commercial Real Estate Lending, L.P., Société Générale, CCRE Commercial Mortgage Securities, L.P., Cantor Fitzgerald & Co., CastleOak Securities, L.P., SG Americas Securities, LLC, and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

October 24, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by Loan Seller
Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
County	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/USPS
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Units/Rentable Square Ft.	Borrower Rent Roll/Underwritten Rent Roll/Lease
Primary Unit of Measure	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Original Balance	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Note Splitter Agreement
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is / Stabilized	Appraisal
“As is” Appraisal Value	Appraisal
“As is” Date of Valuation	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
First Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Note Splitter Agreement

A-1

Attribute	Source Document
Interest Calculation (30/360/Actual/360)	Loan Agreement
Monthly Debt Service Payment	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Note Splitter Agreement. For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is ‘Interest Only’ or ‘Interest Only, ARD’, the Monthly Debt Service Payment is recomputed using the following formula: Interest Rate multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the Original Balance.
Pari Passu Companion Loan Monthly Debt Service Payment	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Note Splitter Agreement
Grace Period (Default)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Grace Period (Late Fee)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Payment Day	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Original Interest Only Period (Months)	Loan Agreement
Maturity/ARD Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
ARD (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Final Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
LockBox Type	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lockout Expiration Date	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Lien Position	Proforma Title Policy/Title Policy/Escrow Instruction Letter

A-2

Attribute	Source Document
Ownership Interest	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Cross-Collateralized	Cross-Collateralization Agreement/Loan Agreement
Existing Additional Debt (Yes/No)	Note Splitter Agreement/Loan Agreement/Promissory Note
Existing Additional Debt Amount	Note Splitter Agreement/Loan Agreement/Promissory Note
Existing Additional Debt Description	Mezzanine Loan Agreement/Intercreditor Agreement/Subordinate Notes
Future Debt Permitted (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Debt Permitted Type	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Future Debt Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Partial Prepayment or Release Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Substitution Allowed (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Substitution Description	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Second Most Recent Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
Second Most Recent Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
Most Recent Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
Most Recent Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report/Historical Occupancy
Current Physical Occupancy	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report

A-3

Attribute	Source Document
Current Rent Roll/Census Date	Borrower Rent Roll/Underwritten Rent Roll/Travel Research Report
Major Tenant Name # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Most Recent Operating Statement Date	Underwritten Financial Schedule
Most Recent EGI	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule

A-4

Attribute	Source Document
Most Recent NOI	Underwritten Financial Schedule
Most Recent Total Capital Items	Underwritten Financial Schedule
Most Recent NCF	Underwritten Financial Schedule
Second Most Recent Operating Statement Date	Underwritten Financial Schedule
Second Most Recent EGI	Underwritten Financial Schedule
Second Most Recent Expenses	XUnderwritten Financial Schedule
Second Most Recent NOI	Underwritten Financial Schedule
Second Most Recent Total Capital Items	Underwritten Financial Schedule
Second Most Recent NCF	Underwritten Financial Schedule
Third Most Recent Operating Statement Date	Underwritten Financial Schedule
Third Most Recent EGI	Underwritten Financial Schedule
Third Most Recent Expenses	Underwritten Financial Schedule
Third Most Recent NOI	Underwritten Financial Schedule
Third Most Recent Total Capital Items	Underwritten Financial Schedule
Third Most Recent NCF	Underwritten Financial Schedule
UW Revenues	Underwritten Financial Schedule
UW EGI	Underwritten Financial Schedule
UW Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Replacement Reserves	Underwritten Financial Schedule
UW TI/LC	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule
UW Vacancy	Underwritten Financial Schedule
Replacement Reserve taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Cap	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Springing Condition	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-5

Attribute	Source Document
Replacement Reserve Interest to Borrower	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly TI/LC	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Reserve Cap	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Reserve Springing Condition	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Reserve Interest To Borrower	Loan Agreement
Tax at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage/Escrow Analysis
Tax Reserve Springing Condition	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Tax Reserve Interest To Borrower	Loan Agreement
Insurance at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage/Escrow Analysis
Insurance Reserve Springing Condition	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Reserve Interest To Borrower	Loan Agreement
Engineering Reserve taken at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Engineering Reserve Interest to Borrower	Loan Agreement
Other Reserve at Closing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Monthly Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Description Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-6

Attribute	Source Document
Other Reserve Cap	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Reserve Springing Condition	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Reserve Interest to Borrower	Loan Agreement
Borrower	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Owner Occupancy > 5%	Provided by Loan Seller
Sponsor	Guaranty of Recourse Obligations/Loan Agreement
Earthquake Insurance (Y/N)	Insurance Certificate/Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate/Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate/Insurance Review
Environmental Insurance (Y/N)	Insurance Certificate/Insurance Review
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Environmental Report
Date of Seismic Report	Seismic Report
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
PML/SEL %	Seismic Report
SPE	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Independent Director (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Non-Consolidation Opinion (Yes/No)	Loan Agreement/Promissory Note/Deed of Trust/Mortgage/Non-consolidation letter
Single Tenant (Yes/No)	Borrower Rent Roll/Underwritten Rent Roll
Guarantor	Guaranty of Recourse Obligations
Warm Body Guarantor Y/N	Guaranty of Recourse Obligations
Property Manager	Management Agreement
TIC	Loan Agreement/Promissory Note/Deed of Trust/Mortgage

A-7

Attribute	Source Document
Loan Purpose	Closing Statement/Loan Agreement
Previous Securitization	Trepp/Bloomberg Screenshots
Assumption Fee	Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Letter of Credit	Loan Agreement/Letter of Credit
Earnout/Holdback	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Earnout/Holdback Description	Closing Statement/Loan Agreement/Promissory Note/Reserve Agreement
Total Strip	Provided by Loan Seller
Additional CCRE Strip	Provided by Loan Seller
Total Administrative Fee	Provided by Loan Seller
Sub Serviced (Y/N)	Provided by Loan Seller
Sub Servicer Name	Provided by Loan Seller
Sub Servicer Fee Rate	Provided by Loan Seller
Master	Provided by Loan Seller
Primary	Provided by Loan Seller
Trustee/Administrator Fee	Provided by Loan Seller
Operating Advisor Fee	Provided by Loan Seller
Credit Estimate	Provided by Loan Seller
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-off Balance divided by Units/Rentable SF
Cut-off Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Actual/360), Seasoning as of Cut-off Date (Months), Original Interest Only Period, First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment. Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
% of Total Cut-off Date Pool Balance	Cut-off Balance divided by the aggregate Cut-off Balance of all Mortgage Loans.
LTV at Cut-off	Cut-off Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
“As is” Cut-off Date LTV	Cut-off Balance divided by “As is” Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Maturity Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Actual/360), Seasoning as of Cut-off Date (Months), Original Interest Only Period, First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment. Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service Payment that is due on the ”Maturity/ARD Date.”
LTV at Maturity	Maturity Balance divided by Appraisal Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).

B-1

Attribute	Calculation Methodology
U/W NOI Debt Yield	UW NOI divided by Cut-off Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
U/W NCF Debt Yield	UW NCF divided by Cut-off Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
NOI Debt Yield at Maturity	UW NOI divided by Maturity Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
NCF Debt Yield at Maturity	UW NCF divided by Maturity Balance. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Original Amort. Term (Months)	Recompute by using the Original Balance, Interest Rate and Monthly Debt Service Payment for Mortgage Loans identified in the Data File from which the Amortization Type characteristic is ‘Amortizing Balloon’, (the “Balloon Loans”). For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is ‘Interest Only, then Amortizing’ (the “Partial Interest Only Loans”), use the Monthly Debt Service Payment after the expiration of the interest only period. For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is ‘Interest Only’ or ‘Interest Only, ARD’) is shown as ‘0’, (the “Interest Only Loans”).
Original Balloon Term (Months)	Number of payments between and including the Maturity/ARD Date and the First Payment Date
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date
Remaining Term to Amortization (Months)	Original Amort. Term (Months) minus Seasoning as of the Cut-off Date (Months)
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning as of the Cut-off Date (Months)
Rem IO Period	Original Interest Only Period minus Seasoning as of the Cut-off Date (Months)

B-2

Attribute	Calculation Methodology
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Units/Rentable SF
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Units/Rentable SF
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Units/Rentable SF
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Units/Rentable SF
Major % of Sq. Ft. # 5	Major Tenant Sq. Ft. # 5 divided by Units/Rentable SF
UW NCF DSCR (Current)	UW NCF divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans use the “annual” Monthly Debt Service Payment amount. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NCF DSCR (After IO Period)	UW NCF divided by “annual” Monthly Debt Service Payment
UW NOI DSCR (Current)	UW NOI divided by annual ((Interest Rate times Interest Calculation (30/360 / Actual/360)) times Original Balance) for the Partial Interest Only Loans. For Interest Only Loans and Balloon Loans, use the “annual” Monthly Debt Service Payment amount. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
UW NOI DSCR (After IO Period)	UW NCF divided by “annual” Monthly Debt Service Payment. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized field, this calculation is on an aggregate basis with the associated cross-collateralized loan(s).
Total Debt Cut-off Balance per Unit	The sum of the Cut-off Balance and Existing Additional Debt Amount divided by Units/Rentable SF
Total Debt Balance per Unit at Maturity	The sum of the Maturity Balance and the ‘maturity balance’ Existing Additional Debt Amount divided by Units/Rentable SF
Total Debt LTV at Cut-off	The sum of the Cut-off Balance and Existing Additional Debt Amount divided Appraisal Value

B-3

Attribute	Calculation Methodology
Total Debt LTV at Maturity	The sum of the Maturity Balance and the ‘maturity balance’ Existing Additional Debt Amount divided Appraisal Value
Total Debt U/W NOI Debt Yield	UW NOI divided by the sum of the Cut-off Balance and Existing Additional Debt Amount
Total Debt U/W NCF Debt Yield	UW NCF divided by the sum of the Cut-off Balance and Existing Additional Debt Amount
Total Debt NOI Debt Yield at Maturity	UW NOI divided by the sum of the Maturity Balance and the ‘maturity balance’ Existing Additional Debt Amount
Total Debt NCF Debt Yield at Maturity	UW NCF divided by the sum of the Maturity Balance and the ‘maturity balance’ Existing Additional Debt Amount
Total Debt U/W NOI DSCR (After IO Period)	UW NOI divided by “annual” Monthly Debt Service Payment and the annual monthly debt service payment for the Existing Additional Debt Amount
Total Debt U/W NCF DSCR (After IO Period)	UW NCF divided by “annual” Monthly Debt Service Payment and the annual monthly debt service payment for the Existing Additional Debt Amount
Related Principal	Use the “Guarantor” of each Mortgage Loan, as shown on the Final Data File, to identify those Mortgage Loans that had at least one common “Related Principal”.
B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Loan Seller to follow the instructions listed below pertaining to the Mortgage Loan and Compared Attribute:
Loan Seller	Mortgage Loan	Compared Attribute	Loan Seller Instruction
SocGen	Potomac Mills	Original Balance	Provided by Loan Seller
SocGen	Potomac Mills	Existing Additional Debt Amount	Provided by Loan Seller
SocGen	Potomac Mills	Existing Additional Debt Description	Provided by Loan Seller
CCRE	Residence Inn by Marriott LAX	Original Balance	Provided by Loan Seller
CCRE	Mills Fleet Farm	Original Balance	Provided by Loan Seller
SocGen	Chase Suite Hotel Brea	Franchise Flag	Provided by Loan Seller
SocGen	Chase Suite Hotel Brea	Franchise Agreement Expiration Date	Provided by Loan Seller
CCRE	Marriott Saddle Brook	Original Balance	Provided by Loan Seller
CCRE	132 West 27th Street	Original Balance	Provided by Loan Seller
3	We were instructed by the Loan Seller to follow the instructions listed below pertaining to the Mortgage Loan and Recomputed Attribute:
Loan Seller	Mortgage Loan	Recomputed Attribute	Loan Seller Instruction
CCRE	Hill7 Office	LTV at Cut-off	The attribute was calculated, according to the Company’s instruction: (Cut-off Balance – Future Lease Up Expenses) divided by Appraisal Value.
C-1

Loan Seller	Mortgage Loan	Recomputed Attribute	Loan Seller Instruction
CCRE	Hill7 Office	“As is” Cut-off Date LTV	The attribute was calculated, according to the Company’s instruction: (Cut-off Balance – Future Lease Up Expenses) divided by “As is” Appraisal Value.
CCRE	Hill7 Office	LTV at Maturity	The attribute was calculated, according to the Company’s instruction: (Maturity Balance – Future Lease Up Expenses) divided by Appraisal Value.

C-2